DIVIDENDS PAID AND PROPOSED (Details)	Mar. 13, 2018 $ / shares
DIVIDENDS PAID AND PROPOSED
Dividend (per share)	$ 0.17
Tax rate withholdings on dividend paid to company's ADS depositary (in percent)	15.00%